CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (33,694)	$ (34,203)	$ (29,698)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	4,328	4,276	2,772
Depreciation	482	461	715
Increase (decrease) in severance pay, net	(81)	(101)	184
Loss (gain) from property and equipment sales and disposals	12	(3)	(12)
Decrease (increase) in interest receivables from short-term bank deposits	(584)	469	(532)
Decrease (increase) in trade receivables	0	2,000	(2,000)
Decrease (increase) in other accounts receivable and prepaid expenses	3,043	(2,802)	(1,613)
Decrease (increase) in long-term prepaid expenses	12	(31)	(1,187)
Decrease in operating lease right of use asset	658	525	475
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(1,601)	3,367	3,817
Increase (decrease) in deferred participation in R&D expenses	(6,019)	3,708	(829)
Decrease in operating lease liability	(1,062)	(416)	(412)
Net cash used in operating activities	(34,506)	(22,750)	(28,320)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	114,445	136,850	70,300
Investment in short-term bank deposits	(76,900)	(129,945)	(152,350)
Purchase of property and equipment	(477)	(292)	(166)
Costs of disposal of property and equipment	(10)	0	0
Proceeds from sale of property and equipment	2	3	44
Net cash provided by (used in) investing activities	37,060	6,616	(82,172)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	0	14,958	74,147
Proceeds from exercise of warrants	0	425	18,325
Proceeds from exercise of stock-based awards	353	1,455	15,991
Net cash provided by financing activities	353	16,838	108,463
Increase (decrease) in cash, cash equivalents and restricted cash	2,907	704	(2,029)
Cash, cash equivalents and restricted cash at the beginning of the year	8,514	7,810	9,839
Cash and cash equivalents and restricted cash at the end of the year	11,421	8,514	7,810
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	117	116	16
Right-of-use asset obtained in exchange for operating lease liability	237	0	(194)
Cash paid (received) during the year for:
Interest payments received from short-term bank deposits and cash equivalents	852	1,364	1,232
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	11,059	7,801	7,143
Restricted cash	362	713	667
Total cash, cash equivalents and restricted cash	$ 11,421	$ 8,514	$ 7,810